8 Trade receivable (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TradeReceivablesLineItems [Line Items]
Trade account receivables gross	R$ 186	R$ 523	R$ 141
Overdue receivables not yet due [member]
TradeReceivablesLineItems [Line Items]
Trade account receivables gross	181	407	127
Less than 30 days [member
TradeReceivablesLineItems [Line Items]
Trade account receivables gross	2	59	2
Less than 60 days [member]
TradeReceivablesLineItems [Line Items]
Trade account receivables gross		14
Less than 90 days [member]
TradeReceivablesLineItems [Line Items]
Trade account receivables gross		4	12
Overdue receivables more than 90 days [member]
TradeReceivablesLineItems [Line Items]
Trade account receivables gross	R$ 3	R$ 39